Income and expenses - Other operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income and expenses
Energy			$ 53,802
Carbon dioxide emissions allowances	$ 75,903	$ 80,316	88,952
Others	8,475	20,676	4,602
Total other operating income	$ 84,378	100,992	$ 147,356
Income resulting from contingent consideration resulting from agreement entered with kehlen industries management		$ 10,164